Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Loan commitments	$ 821,795	$ 815,585
Standby letters of credit	$ 20,590	$ 22,961